CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common Class A Subject To Redemption
Temporary Equity, Redemption Price Per Share	$ 10.20	$ 10.20	$ 10.20	$ 10.20
Temporary Equity, Shares Issued	17,250,000	17,250,000	17,250,000	17,250,000
Temporary Equity, Shares Outstanding	14,654,852	14,654,852	14,654,852	14,654,852
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock
Temporary Equity, Shares Issued	17,250,000	17,250,000	17,250,000	17,250,000
Temporary Equity, Shares Outstanding	17,250,000	17,250,000	17,250,000	17,250,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued		2,595,148
Common stock, shares outstanding		2,595,148
Common stock shares issued	0	0	0	0
Common stock shares outstanding	0	0	0	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500